EARNINGS PER COMMON SHARE - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	$ 12.12
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Outstanding	0	0	0
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	0	20,626	215,452
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	322,312	465,117	465,117